Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (31,951,211)	$ (11,927,536)	$ (6,810,454)
Depreciation and amortization	5,852,321	5,120,727	3,316,181
Amortization of right-of-use assets	625,036
Bad debts written off		944,480
Exchange difference	506,447	1,338,857	(906,241)
Loss on disposal of property and equipment	45,883		115,193
Increase in allowance for doubtful accounts	12,318,303	1,845,370	445,395
Write off of other payable	(79,438)
Impairment of intangible assets		724,437
Impairment of Property, Plant, and Equipment	95,471	1,228,362
Changes in assets and liabilities
Accounts receivable	419,941	(16,319,139)	(7,933,730)
Other receivables and prepayment	(4,698,887)	2,433,455	(2,202,960)
Tax payable	(70,992)	74,009	1,945,057
Deferred revenue	810,591	(962,730)
Accounts payable	22,486,090	(2,108,736)	(1,674,058)
Change in lease liability	(566,512)
Accrued liabilities and other payables	(24,056,587)	10,683,568	4,731,922
Net cash used in operating activities	(18,263,544)	(6,924,876)	(8,973,695)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(131,261)	(32,691)	(12,689)
Proceeds from return of deposits		604,467
Cash received from acquisition subsidiaries		612,692
Partial payment made for acquisition of a subsidiary	(14,495,905)
Proceeds from disposal of property and equipment	290		29,942
Net cash (used in) provided by investing activities	(14,626,876)	1,184,468	17,253
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from related parties	1,628,846	6,874,994	8,938,290
Proceeds from issuance of debt	21,743,857
Proceeds from issuance of shares	12,067,550
Net cash provided by financing activities	35,440,253	6,874,994	8,938,290
Effect of foreign exchange rate changes	(46,364)	(14,747)	6,688
Net increase (decrease) in cash	2,503,469	1,119,839	(11,464)
Cash at beginning of year	1,192,218	72,379	83,843
Cash at end of year	3,695,687	1,192,218	72,379
Supplemental cash flow disclosures:
Cash paid for amounts included in the measurement of lease liabilities	(566,512)
Interest paid	102,084	80,184	26,611
Income taxes paid
Non- cash investing and financing transaction:
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 833,108